Partners' Capital	6 Months Ended
Jun. 30, 2016
Partners' Capital [Abstract]
Partners' Capital
8.	Partners' Capital

As of June 30, 2016 and December 31, 2015 the Partnership's partners' capital was comprised of the following units:

	As of June 30, 2016	As of December 31, 2015
Common units	120,409,456	120,409,456
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	135,832,778	135,832,778

For the six month period ended June 30, 2015 various investors, holders of Class B Convertible Preferred Units, (the “Class B Units” or “Preferred units”) converted 1,240,404 Class B Convertible Preferred Units into common units. During the six month period ended June 30, 2016 no such conversion occurred.
During the six month period ended June 30, 2015 CMTC converted 315,908 common units into general partner units respectively, in order for CGP to maintain its 2% interest in the Partnership. For the six month period ended June 30, 2016 CMTC did not convert any common unit into general partner unit.

Details of the Partnership's Partner's Capital are discussed in Note 12 of the Partnership's Consolidated Financial Statements.
During the six month periods ended June 30, 2016 and 2015, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	April 26, 2016	January 20, 2016	April 23, 2015	January 23, 2015
Common unit-holders
Distributions per common unit declared	0.0750	0.2385	0.2345	0.2325
Common units entitled to distribution	120,409,456	120,409,456	119,559,456	104,079,960
General partner and IDR distributions	$183	$582	$572	$494
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21975	0.21575	0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	14,223,737